PROPERTY, PLANT AND EQUIPMENT, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	₫ 9,493,586	$ 390,120,649	₫ 6,507,912	[1]	₫ 4,044,611	[1]
Interest cost capitalized	409,400	16,800,000	669,400		357,000
Leased-out batteries | E-scooter
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment charges relating to leased-out batteries	9,072,000	37,300,000	₫ 1,023,600		₫ 1,053,600
Battery production facilities | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of property plant and equipment	2,665,300	109,500,000
Showroom assets | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of property plant and equipment	₫ 190,700	$ 7,800,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).